Schedule of other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Deposit received		$ 5,500
Deferred interest income	10,752	69,858
Professional fee	233,756	190,550
Insurance services	290,809	231,202
Secretary services	5,490	7,250
Vessel related expenses	312,836	357,733
Others	649,322	758,381
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total other payables	$ 1,502,965	$ 1,620,474